Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
Earnings Information

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	912	442	232	165	282	156	67	(7)	2,249
Fuel and purchased power	666	314	96	8	17	6	—	(7)	1,100
Gross margin	246	128	136	157	265	150	67	—	1,149
Operations, maintenance and administration	171	61	48	37	50	38	24	86	515
Depreciation and amortization	241	74	43	49	110	30	2	25	574
Asset impairment charge	38	—	—	—	12	—	—	23	73
Taxes, other than income taxes	13	5	1	—	8	3	—	1	31
Net other operating expense (income)	(198)	—	—	—	(6)	—	—	—	(204)
Operating income (loss)	(19)	(12)	44	71	91	79	41	(135)	160
Finance lease income	—	—	8	—	—	—	—	—	8
Net interest expense									(250)
Foreign exchange loss									(15)
Gain on sale of assets and other									1
Losses before income taxes									(96)

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues	999	435	261	135	287	121	69	—	2,307
Fuel and purchased power	585	293	101	14	17	6	—	—	1,016
Gross margin	414	142	160	121	270	115	69	—	1,291
Operations, maintenance and administration	192	51	50	31	48	37	24	84	517
Depreciation and amortization	317	73	38	37	111	31	2	26	635
Asset impairment charge	20	—	—	—	—	—	—	—	20
Taxes, other than income taxes	13	4	1	—	8	3	—	1	30
Net other operating expense (income)	(40)	—	(9)	—	—	—	—	—	(49)
Operating income (loss)	(88)	14	80	53	103	44	43	(111)	138
Finance lease income	—	—	11	43	—	—	—	—	54
Net interest expense									(247)
Foreign exchange loss									(1)
Gain on sale of assets									2
Earnings before income taxes									(54)

Year ended Dec. 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind	Hydro	Energy Marketing	Corporate	Total
Revenues	1,048	354	402	119	272	126	76	—	2,397
Fuel and purchased power	451	281	185	20	18	8	—	—	963
Gross margin	597	73	217	99	254	118	76	—	1,434
Operations, maintenance and administration	178	54	54	25	52	33	24	69	489
Depreciation and amortization	242	61	100	17	119	33	3	26	601
Asset impairment reversals	—	—	—	—	28	—	—	—	28
Taxes, other than income taxes	13	4	1	1	8	3	—	1	31
Net other operating expense (income)	(2)	—	(191)	—	(1)	—	—	1	(193)
Operating income (loss)	166	(46)	253	56	48	49	49	(97)	478
Finance lease income	—	—	14	52	—	—	—	—	66
Net interest expense									(229)
Foreign exchange loss									(5)
Gain on sale of assets									4
Earnings before income taxes									314

Disclosure of selected consolidated statements of financial position information
Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Goodwill	—	—	—	—	175	259	30	—	464
PP&E	2,587	332	391	554	1,799	481	1	19	6,164
Intangible assets	81	7	4	41	173	4	11	52	373

As at Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Goodwill	—	—	—	—	174	259	30	—	463
PP&E	2,902	370	416	606	1,764	497	1	22	6,578
Intangibles	91	7	3	42	149	3	13	56	364

Disclosure of components in other non-current assets
Additions to non-current assets are as follows:

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	101	14	21	6	117	16	—	2	277
Intangible assets	3	—	—	—	—	—	—	17	20

Year ended Dec. 31, 2017	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	116	35	31	114	20	16	—	6	338
Intangibles	5	1	—	29	—	—	—	16	51

Year ended Dec. 31, 2016	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	159	15	11	107	16	43	—	7	358
Intangibles	3	1	1	—	—	—	—	16	21

Disclosure of reconciliation between depreciation and amortization
The reconciliation between depreciation and amortization reported on the Consolidated Statements of Earnings (Loss) and the Consolidated Statements of Cash Flows is presented below:

Year ended Dec. 31	2018	2017	2016
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	574	635	601
Depreciation included in fuel and purchased power (Note 6)	136	73	63
Depreciation and amortization on the Consolidated Statements of Cash Flows	710	708	664

Disclosure of geographical areas
Revenues

Year ended Dec. 31	2018	2017	2016
Canada	1,573	1,663	1,828
US	511	509	450
Australia	165	135	119
Total revenue	2,249	2,307	2,397
II. Non-Current Assets

	Property, plant and equipment		Intangible assets		Other assets		Goodwill

As at Dec. 31	2018	2017	2018	2017	2018	2017	2018	2017
Canada	4,953	5,353	273	297	101	105	417	417
US	657	619	59	25	50	43	47	46
Australia	554	606	41	42	83	89	—	—
Total	6,164	6,578	373	364	234	237	464	463